Financial instruments - Maximum Credit Risk for these Financial Instruments (Detail) - Dec. 31, 2019 $ in Thousands, $ in Thousands	USD ($)	CAD ($)
Fair Value Disclosures [Abstract]
Cash and cash equivalents and restricted cash	$ 45,989	$ 53,619
Accounts receivable	231,006	42,987
Allowance for doubtful accounts	(4,850)	(89)
Notes receivable	50,680	15,963
Maximum exposure to credit risk for financial instruments	$ 322,825	$ 112,480